Long-term Debt (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 03, 2012	Mar. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Aug. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Line of credit facility	$ 100,000			$ 3,000
Interest rate additional rate above daily one-month LIBOR		2.615%	2.615%	2.00%		2.295%
Credit facility, term loan	25,000
Revolving line of credit	75,000
Optional base rate, interest spread above Eurodollar rate	1.00%
Optional base rate, interest spread above Federal Funds rate	0.50%
Credit facility agreement, quarterly principal payment	875	875	875
Issuance of promissory note as part of business combination			69,771		69,800
Annual interest rate			4.00%
Annual interest rate after repayment of not less that 50% of the notes and extension of 180 days			10.00%
Amount of promissory note subject to conversion if not repaid before term of note			20,000
Conversion price per share			$ 10
Promissory Notes, principal amount			$ 70,000
Minimum [Member]
Debt Instrument [Line Items]
Interest rate additional rate above daily one-month LIBOR	1.75%
Optional base rate, interest spread above Eurodollar rate	0.75%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate additional rate above daily one-month LIBOR	2.25%
Optional base rate, interest spread above Eurodollar rate	1.25%